Related Party Balances and Transactions (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Related Party Transactions [Abstract]
Aggregate net amounts of lease and maintenance expenses	$ 443	$ 684	$ 830
Administrative and IT services amount	12	33	33
Aggregate amounts	17	44	446
Purchased inventory		89
Salary expenses	291	140	119
Annual bonuses amounting	$ 233	$ 106	$ 40